PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	December 31,
	2021	2020
Plant, machinery and equipment	$34,149	$30,159
Furniture and fixtures	708	705
Leasehold improvements	2,676	2,469
	37,533	33,333
Accumulated depreciation	(29,792)	(28,500)
	$7,741	$4,833